Financial Risk Management Objectives and Policies - Schedule of Nominal Foreign Exchange Exposure (Detail) - Currency risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	R$ (10,121,502)	R$ (6,548,754)
US Dollars [member] | Leasing liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(12,034,392)	(8,948,314)
US Dollars [member] | Cash and cash equivalents and short term investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	289,297	356,174
US Dollars [member] | Security deposits and maintenance reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	1,613,221	1,513,963
US Dollars [member] | Long term investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	160,871
US Dollars [member] | Financial instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	121,968	116,564
US Dollars [member] | Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	244,355	122,456
US Dollars [member] | Total assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	2,709,216	2,470,895
US Dollars [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(424,411)	(455,777)
US Dollars [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(2,624,114)	(1,756,989)
US Dollars [member] | Other liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(688,134)	(44,925)
US Dollars [member] | Total liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(15,771,051)	(11,206,005)
US Dollars [member] | Derivatives (NDF) notional [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	2,940,333	2,186,356
US Dollars [member] | Sub Lease Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	279,504	361,738
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	1,236,828	1,287,781
Euro [member] | Long term investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	1,236,828	1,287,781
Euro [member] | Total assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	R$ 1,236,828	R$ 1,287,781